Interests in Subsidiaries - Summary of Financial Information of Subsidiaries Subject to Significant Restrictions (Details) - GBP (£) £ in Millions	Dec. 31, 2019	Dec. 31, 2018
Summarised Financial Information of Subsidiaries with Material Non-controlling Interests [Line Items]
Non-current assets	£ 127,731	£ 133,687
Current assets	13,274	12,655
Non-current liabilities	(58,022)	(64,325)
Current liabilities	(18,823)	(16,329)
Imperial Tobacco Canada
Summarised Financial Information of Subsidiaries with Material Non-controlling Interests [Line Items]
Non-current assets	2,403	2,781
Current assets	768	394
Non-current liabilities	(131)	(129)
Current liabilities	(447)	(498)
Assets (liabilities)	£ 2,593	£ 2,548